Equity (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands							1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 19, 2020	Mar. 15, 2020	Mar. 03, 2020	Mar. 03, 2020	Feb. 12, 2020	Dec. 31, 2019	Feb. 29, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Allotted in private issuance				979,754		3,413,312
Shares issued price per share			$ 0.968	$ 0.968		$ 0.968			$ 0.968
Number of common stock			2	2		2			2
Common stock par value	$ 0.001		$ 0.001	$ 0.001		$ 0.001		$ 0.001	$ 0.001	$ 0.001
Proceeds from issuance of common stock				$ 3,300				$ 3,300	$ 3,300
Proceeds from exercise of warrant				$ 948
Share-based compensation granted shares	4,367,515							4,944,403
Stock option, exercise price	$ 0.29
Share-based compensation vested in period, fair value								$ 2,900
2020 Share Incentive Plan [Member]
Number of common stock		1			1
Common stock par value		$ 0.001			$ 0.001
Share-based compensation granted shares		576,888			4,367,515
Stock option, exercise price		$ 0.29			$ 0.29
Consultant [Member]
Warrant exercise price percentage								3.00%
Proceeds from exercise of warrant								$ 2,000
Number of common stock value								$ 250	$ 250
Employees, Consultants, Directors and Other Service Providers [Member]
Share-based compensation granted shares		576,888
Employees, Consultants, Directors and Other Service Providers [Member] | 2020 Share Incentive Plan [Member]
Share-based compensation granted shares							5,228,007
Board of Directors [Member] | 2020 Share Incentive Plan [Member]
Share-based compensation granted shares		576,888
Each Warrant A [Member]
Number of warrants			1	1		1		1	1
Warrants exercise price			$ 0.595	$ 0.595		$ 0.595		$ 0.595	$ 0.595
Warrant term			12 months	12 months		12 months		12 months	12 months
Each Warrant B [Member]
Number of warrants			1	1		1		1	1
Warrants exercise price			$ 0.893	$ 0.893		$ 0.893		$ 0.893	$ 0.893
Warrant term			18 months	18 months		18 months		18 months	18 months
Warrant [Member]
Allotted in private issuance			979,754
Shares issued price per share			$ 0.968	$ 0.968
Common stock par value			$ 0.001	$ 0.001
Proceeds from issuance of common stock			$ 948
Proceeds from issuance of shares net of issuance expense			$ 909
Warrant A [Member]
Number of warrants			1	1		1			1
Warrants exercise price			$ 0.595	$ 0.595				$ 0.595
Warrant term			12 months	12 months
Warrant B [Member]
Number of warrants			1	1		2			2
Warrants exercise price			$ 0.893	$ 0.893				$ 0.893
Warrant term			18 months	18 months